                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31-DEC-02
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mark S. Siegel
                 -------------------------------
   Address:      1801 Century Park East Suite 1111
                 -------------------------------
                 Los Angeles, CA 90067
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Form 13F File Number: 28-4186
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark S. Siegel
         -------------------------------
Title:   President
         -------------------------------
Phone:   (310) 843-0050
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Mark S. Siegel             Los Angeles, CA       1/17/03
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Name of Reporting Manager: REMY INVESTORS AND CONSULTANTS, INC.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total: $    171,580
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                      FORM 13F INFORMATION TABLE


      COLUMN 1                 COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
--------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ---------------------
                                                        VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER            TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
--------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- -----
PATTERSON-UTI ENERGY CORP.  COMMON           703481101 142,690  4,729,524                 sole                    x

VARIFLEX, INC.              COMMON           922242102   6,667  1,666,667                 sole                    x

VIACOM, INC.                COMMON           925524308  21,039    516,168                 sole                    x

DISCOVERY LABS, INC.        COMMON           254668106     833    296,560                 sole                    x

FLEXTRONICS INTL, LTD       COMMON           999900002     351      42827                 sole                    x

    COLUMN TOTALS                                      171,580


